PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited)
1
Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .0%
Australia : 1 .2%
3,790
ASX Ltd.
$ 144,480
0 .1
155,112
Medibank Pvt Ltd.
482,361
0 .3
98,014
Scentre Group
262,040
0 .2
277,404
Telstra Group Ltd.
894,468
0 .5
16,287
Transurban Group
159,283
0 .1
1,942,632
1 .2
Austria : 0 .2%
4,698
OMV AG
259,946
0 .2
Canada : 4 .5%
3,163
Bank of Montreal
400,419
0 .2
17,941
Bank of Nova Scotia
1,244,553
0 .8
8,493  Canadian Natural
Resources Ltd.
287,405
0 .2
4,693  Canadian Tire Corp. Ltd.
- Class A
570,971
0 .4
7,626  CCL Industries, Inc. -
Class B
466,308
0 .3
23,078
Keyera Corp.
745,624
0 .5
2,275
Stantec, Inc.
218,782
0 .1
19,590
Suncor Energy, Inc.
880,916
0 .6
2,702
Thomson Reuters Corp.
366,499
0 .2
9,791
TMX Group Ltd.
359,425
0 .2
17,492
Toronto-Dominion Bank
1,472,635
0 .9
767
WSP Global, Inc.
134,168
0 .1
7,147,705
4 .5
Denmark : 0 .7%
23,896
Danske Bank A/S
1,097,593
0 .7
France : 3 .7%
21,112
AXA SA
953,792
0 .6
10,534
BNP Paribas SA
900,432
0 .6
16,933
Carrefour SA
260,743
0 .2
3,452
Eiffage SA
476,989
0 .3
31,117
Engie SA
791,811
0 .5
12,878
Getlink SE
232,935
0 .1
1,383
Ipsen SA
199,672
0 .1
62,335
Orange SA
1,027,533
0 .6
1,512
Safran SA
508,276
0 .3
4,532
Societe Generale SA
315,565
0 .2
4,600
TotalEnergies SE
302,619
0 .2
5,970,367
3 .7
Germany : 1 .1%
22,825  Deutsche Telekom AG,
Reg
736,055
0 .4
11,097  Fresenius SE & Co.
KGaA
609,593
0 .4
4,872
(1)
Scout24 SE
498,317
0 .3
1,843,965
1 .1
Hong Kong : 1 .0%
251,000  HKT Trust & HKT Ltd. -
Stapled Security
384,028
0 .2
58,500
Link REIT
277,857
0 .2
65,000  Power Assets Holdings
Ltd.
434,888
0 .3
26,000  Swire Pacific Ltd. - Class
A
223,222
0 .1
295,500
(1)
WH Group Ltd.
309,457
0 .2
1,629,452
1 .0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Ireland : 0 .2%
33,158
AIB Group PLC
$ 341,176
0 .2
Israel : 0 .3%
23,717
Bank Leumi Le-Israel BM
497,376
0 .3
Italy : 1 .4%
182,402
Intesa Sanpaolo SpA
1,183,239
0 .8
13,513
UniCredit SpA
1,005,944
0 .6
2,189,183
1 .4
Japan : 4 .4%
46,700
Asahi Kasei Corp.
390,055
0 .3
13,700
Astellas Pharma, Inc.
172,269
0 .1
32,800  Central Japan Railway
Co.
896,328
0 .6
42,200  Dai-ichi Life Holdings,
Inc.
329,238
0 .2
21,900  Daito Trust Construction
Co. Ltd.
418,939
0 .3
19,400  Daiwa House Industry
Co. Ltd.
662,145
0 .4
44,300
Japan Airlines Co. Ltd.
826,219
0 .5
57,300
Kirin Holdings Co. Ltd.
899,958
0 .6
89,600  Mitsubishi Chemical
Group Corp.
506,128
0 .3
9,800  MS&AD Insurance Group
Holdings, Inc.
217,441
0 .1
7,400
Nitto Denko Corp.
183,116
0 .1
23,400
Secom Co. Ltd.
790,903
0 .5
7,100  Takeda Pharmaceutical
Co. Ltd.
204,709
0 .1
184,900
Z Holdings Corp.
496,579
0 .3
6,994,027
4 .4
Netherlands : 1 .2%
191,764
Koninklijke KPN NV
878,561
0 .6
14,064
NN Group NV
1,020,615
0 .6
1,899,176
1 .2
New Zealand : 0 .1%
7,722  Fisher & Paykel
Healthcare Corp. Ltd.
165,457
0 .1
Norway : 0 .7%
37,585
DNB Bank ASA
1,005,036
0 .6
17,595
Orkla ASA
188,358
0 .1
1,193,394
0 .7
Puerto Rico : 0 .5%
6,592
Popular, Inc.
756,168
0 .5
Singapore : 0 .4%
5,100
DBS Group Holdings Ltd.
213,631
0 .1
36,900
Singapore Exchange Ltd.
481,163
0 .3
694,794
0 .4
Spain : 1 .2%
27,257
(1)
Aena SME SA
742,342
0 .5
2,871
Amadeus IT Group SA
211,287
0 .1
48,204
Repsol SA
893,188
0 .6
1,846,817
1 .2
Sweden : 0 .4%
7,340
Swedbank AB - Class A
233,589
0 .1
28,104  Telefonaktiebolaget LM
Ericsson - Class B
271,191
0 .2

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
40,416
Telia Co. AB
$ 162,375
0 .1
667,155
0 .4
Switzerland : 0 .4%
2,544
ABB Ltd., Reg
183,076
0 .1
4,188
SGS SA
480,452
0 .3
663,528
0 .4
United Kingdom : 5 .0%
20,234
(1)
Auto Trader Group PLC
171,109
0 .1
31,614
BAE Systems PLC
688,505
0 .4
42,389
Barclays PLC
240,464
0 .2
26,908  British American Tobacco
PLC
1,579,905
1 .0
92,500  CK Hutchison Holdings
Ltd.
652,526
0 .4
17,003  Hikma Pharmaceuticals
PLC
349,961
0 .2
19,936
Imperial Brands PLC
846,894
0 .5
85,588
NatWest Group PLC
714,357
0 .5
41,712
Pearson PLC
551,305
0 .4
38,866  Rolls-Royce Holdings
PLC
548,564
0 .3
53,729
Sage Group PLC
764,982
0 .5
17,788
Smith & Nephew PLC
295,569
0 .2
16,263
Smiths Group PLC
526,480
0 .3
7,930,621
5 .0
United States : 67 .4%
11,104
AbbVie, Inc.
2,528,381
1 .6
79,928
ADT, Inc.
659,406
0 .4
4,739
AECOM
488,733
0 .3
35,831
Aegon Ltd.
289,766
0 .2
2,122
Agree Realty Corp.
159,617
0 .1
5,078
Allstate Corp.
1,081,512
0 .7
3,216
Alphabet, Inc. - Class A
1,029,699
0 .6
20,567
Altria Group, Inc.
1,213,659
0 .8
56,653
Amcor PLC
482,684
0 .3
1,018
Ameriprise Financial, Inc.
463,943
0 .3
3,497  AmerisourceBergen
Corp.
1,290,148
0 .8
3,986
AMETEK, Inc.
788,790
0 .5
6,315
AptarGroup, Inc.
787,796
0 .5
3,745
Assurant, Inc.
854,459
0 .5
8,033
AT&T, Inc.
209,019
0 .1
3,698  Automatic Data
Processing, Inc.
944,099
0 .6
12,642
Avnet, Inc.
600,621
0 .4
8,763
Axis Capital Holdings Ltd.
895,929
0 .6
7,550  Bank of New York Mellon
Corp.
846,355
0 .5
8,955
Black Hills Corp.
660,789
0 .4
104
Booking Holdings, Inc.
511,128
0 .3
26,738
Bristol-Myers Squibb Co.
1,315,510
0 .8
26,255  Brixmor Property Group,
Inc.
686,306
0 .4
3,727  Broadridge Financial
Solutions, Inc.
850,091
0 .5
6,351
Cardinal Health, Inc.
1,348,063
0 .8
4,460  Cboe Global Markets,
Inc.
1,151,438
0 .7
7,015
Charles Schwab Corp.
650,501
0 .4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,207  Chesapeake Energy
Corp.
$ 391,030
0 .3
3,387
Church & Dwight Co., Inc.
288,437
0 .2
3,948
Cigna Group
1,094,701
0 .7
4,157
Cintas Corp.
773,285
0 .5
30,061
Cisco Systems, Inc.
2,312,893
1 .5
11,233
Citigroup, Inc.
1,163,739
0 .7
4,630
CME Group, Inc.
1,303,160
0 .8
12,211
CNA Financial Corp.
570,864
0 .4
9,965
Coca-Cola Co.
728,641
0 .5
8,165  Cognizant Technology
Solutions Corp. - Class A
634,502
0 .4
12,413
Colgate-Palmolive Co.
997,881
0 .6
4,794
Comcast Corp. - Class A
127,952
0 .1
14,216  Commerce Bancshares,
Inc.
766,385
0 .5
10,365  COPT Defense
Properties
318,516
0 .2
3,032
Corteva, Inc.
204,569
0 .1
18,340
Coterra Energy, Inc.
492,246
0 .3
2,448
Digital Realty Trust, Inc.
391,974
0 .3
8,459
DT Midstream, Inc.
1,027,430
0 .6
9,839
Duke Energy Corp.
1,219,446
0 .8
2,265
DuPont de Nemours, Inc.
90,079
0 .1
1,671
Ecolab, Inc.
459,792
0 .3
11,933
Edison International
702,734
0 .4
5,954
Element Solutions, Inc.
154,328
0 .1
1,574
Elevance Health, Inc.
532,421
0 .3
2,215
Emerson Electric Co.
295,437
0 .2
8,812
Entergy Corp.
859,346
0 .5
6,674
EOG Resources, Inc.
719,791
0 .5
9,473
Equitable Holdings, Inc.
442,294
0 .3
12,825
Essent Group Ltd.
804,897
0 .5
6,979
Evergy, Inc.
541,919
0 .3
21,884
Exelon Corp.
1,031,174
0 .7
5,881
Fortive Corp.
314,516
0 .2
9,938
Fox Corp. - Class A
650,939
0 .4
18,523  Gaming and Leisure
Properties, Inc.
806,306
0 .5
912
General Dynamics Corp.
311,567
0 .2
2,874
General Motors Co.
211,296
0 .1
18,464
Genpact Ltd.
813,524
0 .5
9,055
Gilead Sciences, Inc.
1,139,481
0 .7
5,061
Globe Life, Inc.
681,869
0 .4
16,119
H&R Block, Inc.
678,932
0 .4
6,907
Hancock Whitney Corp.
418,495
0 .3
4,752  Hanover Insurance
Group, Inc.
881,734
0 .6
8,319  Hartford Financial
Services Group, Inc.
1,139,953
0 .7
2,742
Hexcel Corp.
209,023
0 .1
597
Humana, Inc.
146,725
0 .1
5,389
Ingredion, Inc.
579,533
0 .4
7,866  Interactive Brokers
Group, Inc. - Class A
511,447
0 .3
1,193
Intuit, Inc.
756,457
0 .5
5,748  Jack Henry & Associates,
Inc.
1,002,911
0 .6
14,386
Johnson & Johnson
2,976,751
1 .9

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,400  Johnson Controls
International PLC
$ 162,834
0 .1
1,468
JPMorgan Chase & Co.
459,601
0 .3
5,721
Keurig Dr Pepper, Inc.
159,616
0 .1
7,034
Kimberly-Clark Corp.
767,550
0 .5
38,381
Kinder Morgan, Inc.
1,048,569
0 .7
1,288
Leidos Holdings, Inc.
246,137
0 .2
10,540
Loews Corp.
1,136,950
0 .7
5,509  Marsh & McLennan Cos.,
Inc.
1,010,626
0 .6
1,126
McKesson Corp.
992,141
0 .6
14,110
Medtronic PLC
1,486,206
0 .9
13,836
Merck & Co., Inc.
1,450,428
0 .9
4,707  Meta Platforms, Inc. -
Class A
3,049,901
1 .9
10,782
MetLife, Inc.
825,470
0 .5
7,285
MGIC Investment Corp.
206,530
0 .1
1,749
Microsoft Corp.
860,525
0 .5
1,918
Motorola Solutions, Inc.
709,046
0 .4
9,299
National Fuel Gas Co.
766,703
0 .5
19,337  National Retail
Properties, Inc.
799,585
0 .5
7,249
NetApp, Inc.
808,698
0 .5
9,350  New York Times Co. -
Class A
603,075
0 .4
22,470
NiSource, Inc.
991,601
0 .6
850
NVIDIA Corp.
150,450
0 .1
18,334
OGE Energy Corp.
839,331
0 .5
21,343  Old Republic International
Corp.
983,912
0 .6
10,823
ONEOK, Inc.
788,131
0 .5
3,796
Paycom Software, Inc.
611,801
0 .4
11,838
PepsiCo, Inc.
1,760,784
1 .1
58,011
Pfizer, Inc.
1,493,203
0 .9
10,292
PG&E Corp.
165,907
0 .1
4,218  Philip Morris International,
Inc.
664,251
0 .4
14,600
Procter & Gamble Co.
2,163,136
1 .4
2,769  Prosperity Bancshares,
Inc.
190,258
0 .1
828
Qnity Electronics, Inc.
67,143
0.0
4,084
Qualcomm, Inc.
686,480
0 .4
525
Ralph Lauren Corp.
192,848
0 .1
10,560  Raytheon Technologies
Corp.
1,847,050
1 .2
3,531
Regency Centers Corp.
251,266
0 .2
4,020
Republic Services, Inc.
872,581
0 .6
45,641
Rithm Capital Corp.
524,415
0 .3
3,066
Roche Holding AG
1,174,595
0 .7
8,906
Rollins, Inc.
547,541
0 .3
2,892
Ross Stores, Inc.
510,033
0 .3
1,481
Royal Gold, Inc.
301,887
0 .2
1,267
RPM International, Inc.
135,886
0 .1
23,872  Sabra Health Care REIT,
Inc.
465,743
0 .3
4,043  Simon Property Group,
Inc.
753,292
0 .5
8,059
SLM Corp.
236,129
0 .2
446
Snap-on, Inc.
151,662
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
11,426  SS&C Technologies
Holdings, Inc.
$ 981,950
0 .6
9,460
Synchrony Financial
731,826
0 .5
1,826
Textron, Inc.
151,850
0 .1
6,315
TJX Cos., Inc.
959,375
0 .6
6,131  Tradeweb Markets, Inc. -
Class A
667,421
0 .4
13,666
Travel + Leisure Co.
937,214
0 .6
4,580
Union Pacific Corp.
1,061,781
0 .7
10,871
Unum Group
825,870
0 .5
16,401
US Bancorp
804,469
0 .5
3,112
VeriSign, Inc.
784,193
0 .5
36,486  Verizon Communications,
Inc.
1,499,939
0 .9
2,522
Visa, Inc. - Class A
843,458
0 .5
3,181
Waste Management, Inc.
693,044
0 .4
833  Watts Water
Technologies, Inc. - Class
A
229,808
0 .1
18,691
Williams Cos., Inc.
1,138,843
0 .7
107,844,312
67 .4
Total Common Stock
(Cost $125,570,162)
153,574,844
96 .0
EXCHANGE-TRADED FUNDS : 2 .3%
14,974  iShares MSCI EAFE
Value ETF
1,052,223
0 .7
12,554  iShares Russell 1000
Value ETF
2,636,089
1 .6
3,688,312
2 .3
Total Exchange-Traded
Funds
(Cost $3,510,762)
3,688,312
2 .3
Total Long-Term
Investments
(Cost $129,080,924)
157,263,156
98 .3
SHORT-TERM INVESTMENTS : 1 .5%
Mutual Funds : 1 .5%
2,411,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.880%
(Cost $2,411,000) $ 2,411,000 1 .5
Total Short-Term
Investments
(Cost $2,411,000)
2,411,000
1 .5
Total Investments in
Securities
(Cost $131,491,924) $ 159,674,156 99 .8
Assets in Excess of
Other Liabilities 378,834 0 .2
Net Assets $ 160,052,990 100 .0

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of November 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25 .6%
Industrials 13 .8
Health Care 13 .1
Consumer Staples 8 .4
Communication Services 7 .8
Information Technology 5 .9
Energy 5 .6
Utilities 5 .6
Real Estate 3 .9
Consumer Discretionary 3 .7
Materials 2 .6
Exchange-Traded Funds 2 .3
Short-Term Investments 1 .5
Assets in Excess of Other Liabilities 0 .2
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 1,942,632 $ — $ 1,942,632
Austria — 259,946 — 259,946
Canada 7,147,705 — — 7,147,705
Denmark — 1,097,593 — 1,097,593
France — 5,970,367 — 5,970,367
Germany — 1,843,965 — 1,843,965
Hong Kong — 1,629,452 — 1,629,452
Ireland — 341,176 — 341,176
Israel — 497,376 — 497,376
Italy — 2,189,183 — 2,189,183
Japan — 6,994,027 — 6,994,027
Netherlands — 1,899,176 — 1,899,176
New Zealand — 165,457 — 165,457
Norway — 1,193,394 — 1,193,394
Puerto Rico 756,168 — — 756,168
Singapore — 694,794 — 694,794
Spain — 1,846,817 — 1,846,817
Sweden — 667,155 — 667,155
Switzerland — 663,528 — 663,528
United Kingdom — 7,930,621 — 7,930,621
United States 106,379,951 1,464,361 — 107,844,312
Total Common Stock 114,283,824 39,291,020 — 153,574,844
Exchange-Traded Funds 3,688,312 — — 3,688,312
Short-Term Investments 2,411,000 — — 2,411,000
Total Investments, at fair value $ 120,383,136 $ 39,291,020 $ — $ 159,674,156
Other Financial Instruments+
Forward Foreign Currency Contracts — 1,000,769 — 1,000,769
Total Assets $ 120,383,136 $ 40,291,789 $ — $ 160,674,925
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (35,506) $ — $ (35,506)
Written Options — (1,094,309) — (1,094,309)
Total Liabilities $ — $ (1,129,815) $ — $ (1,129,815)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of November 30, 2025 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
At November 30, 2025, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 6,381,278 CAD 8,800,000 Brown Brothers Harriman & Co. 12/09/25 $ 81,624
USD 15,432,390 EUR 13,100,000 Citibank N.A. 12/09/25 225,722
USD 6,755,076 GBP 5,000,000 Citibank N.A. 12/09/25 136,571
CHF 2,500,000 USD 3,151,444 Goldman Sachs International 12/09/25 (35,506)
USD 7,930,622 JPY 1,158,500,000 Morgan Stanley & Co. International PLC 12/09/25 507,975
USD 3,164,815 CHF 2,500,000 Morgan Stanley & Co. International PLC 12/09/25 48,877
$ 965,263
At November 30, 2025, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
FTSE 100 Index
UBS AG Call 01/09/26 GBP 9,812.720 1,857 GBP 18,050,987 $ 253,704 $ (279,284)
Nikkei 225 Index
Morgan Stanley & Co.
International PLC Call 01/09/26 JPY 50,921.940 23,616 JPY 1,186,796,338 172,510 (174,722)
State Street Consumer
Staples Select Sector
SPDR ETF
UBS AG Call 12/12/25 USD 78.000 97,011 USD 7,699,763 82,886 (181,288)
State Street Financial
Select Sector SPDR
ETF
Citibank N.A. Call 12/26/25 USD 53.500 253,575 USD 13,523,155 176,894 (190,591)
State Street Health
Care Select Sector
SPDR ETF
Citibank N.A. Call 12/26/25 USD 154.870 59,935 USD 9,448,753 107,379 (233,770)
State Street Industrial
Select Sector SPDR
ETF
Citibank N.A. Call 12/12/25 USD 158.160 110,280 USD 16,948,933 268,466 (34,654)
$ 1,061,839 $ (1,094,309)
Currency Abbreviations:
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 31,268,135
Gross Unrealized Depreciation (3,085,903)
Net Unrealized Appreciation $ 28,182,232